Commitments and Contingencies (Details) (USD $)	0 Months Ended	12 Months Ended
	Jan. 14, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies
Monthly rental payments under the sublease	$ 9,000
Monthly rentals payable for the first 12 months				15,000
Monthly rentals payable for the subsequent 24 months				16,000
Rent expense		$ 200,000	$ 200,000	$ 100,000